                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: June 30, 2002
                                         -----------------

Check here if Amendment [_]; Amendment Number: ____
This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: Markel Gayner Asset Management Corporation
Address:  4521 Highwoods Pkwy
          Glen Allen, VA 23060

Form 13F File Number: 28-6056
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Thomas S. Gayner
Title: President
Phone: 804-527-3806

Signature, Place, and Date of Signing:

Thomas S. Gayner             Richmond, VA                     8/8/02
----------------------     ----------------------------     -------------------
[Signature]                [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                2
                                        -----------------

Form 13F Information Table Entry Total:         109
                                        -----------------

Form 13F Information Table Value Total: $    593062
                                        -----------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.           Form 13F File Number               Name
--            --------------------               -----
 1            28-6647                     Markel Corporation
 2            28-6745                     Evanston Insurance Company

                   Markel Gayner Asset Mangement Corporation
                                    FORM 1F

                                  June 30, 2002

                                                                                                             Voting Authority
                                 Title of                Value    Shares/   Sh/  Put/  Invstmt   Other     --------------------
  Name of Issuer                  Class     Cusip       (x$1000)  Prn Amt   Prn  Call  Dscretn  Managers   Sole   Shared   None
-------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                COM     002824100       1397     37100    SH         Other     1                37100
Ace Limited                        COM     G0070K103       4945    156500    SH         Other     1               156500
Albertsons                         COM     013104104       3841    126100    SH         Other     1               126100
Allied Capital Corp.               COM     019033109       2491    110000    SH         Other     1,2             110000
                                                           5194    229300    SH         Other     1               229300
Aluminum Company of America        COM     022249106       6526    196880    SH         Other     1,2             196880
                                                           3428    103402    SH         Other     1               103402
American Express                   COM     025816109       4976    137000    SH         Other     1,2             137000
                                                           8125    223700    SH         Other     1               223700
Anheuser Busch                     COM     035229103      17609    352175    SH         Other     1,2             352175
                                                          20490    409805    SH         Other     1               409805
Automatic Data Processing          COM     019411107       1346     30906    SH         Other     1                30906
Bank One                           COM     06423A103        385     10000    SH         Other     1                10000
Bank of New York                   COM     064057102       1687     50000    SH         Other     1,2              50000
                                                           4250    125900    SH         Other     1               125900
Berkshire Hathaway Class B         COM     084670207      11673      5225    SH         Other     1,2               5225
                                                          51773     23175    SH         Other     1                23175
Berkshire Hathaway, Inc.           COM     10382K102       9686       145    SH         Other     1,2                145
                                                           5411        81    SH         Other     1                   81
Bristol Myers Squibb               COM     110122108       3436    133700    SH         Other     1               133700
British Petroleum                  COM     055622104        255      5059    SH         Other     1                 5059
Brown Forman Class A               COM     115637100        806     11500    SH         Other     1,2              11500
                                                           9459    134930    SH         Other     1               134930
Carmax                             COM     172737306      11659    538500    SH         Other     1,2             538500
                                                          10007    462217    SH         Other     1               462217
Cedar Fair LP                      COM     150185106        601     25300    SH         Other     1                25300
Centerpoint Property Trust         COM     151895109      14236    245400    SH         Other     1,2             245400
                                                          17438    300600    SH         Other     1               300600
Cincinnati Financial               COM     172062101       7445    160000    SH         Other     1,2             160000
                                                          17097    367435    SH         Other     1               367435
Circuit City                       COM     172737108       7715    411446    SH         Other     1               411446
Claire's Stores                    COM     179584107        572     25000    SH         Other     1,2              25000
                                                           4747    207300    SH         Other     1               207300
Clayton Homes                      COM     184190106        395     25000    SH         Other     1,2              25000
                                                          25770   1631025    SH         Other     1              1631025
Coca Cola Co.                      COM     191216100        302      5400    SH         Other     1                 5400
Corus Bankshares                   COM     220873103        459     10000    SH         Other     1                10000
Costco                             COM     22160K105       2897     75000    SH         Other     1,2              75000
                                                           1544     40000    SH         Other     1                40000
Exxon Corporation                  COM     302290101       3023     73872    SH         Other     1                73872
Family Golf Centers Inc.           COM     30701A106          0     60000    SH         Other     1,2              60000
                                                              1    100000    SH         Other     1               100000
Fairfax Financial Holdings Ltd.    COM     303901102       2998     30000    SH         Other     1,2              30000

Ford Motor Co.                     COM     345370100        400     25000    SH         Other     1,2              25000
                                                           3273    204574    SH         Other     1               204574
Gannett Company                    COM     364730101       1682     22167    SH         Other     1                22167
General Electric                   COM     369604103        489     16850    SH         Other     1                16850
Golden West Financial              COM     381317106       1551     22550    SH         Other     1                22550
HCC Corporation                    COM     404132102      15810    600000    SH         Other     1,2             600000
                                                           6864    260500    SH         Other     1               260500
Harrah's Entertainment             COM     413619107        443     10000    SH         Other     1,2              10000
                                                           6631    149500    SH         Other     1               149500
Highlands Insurance Group          COM     431032101          1    174900    SH         Other     1               174900
International Speedway             COM     460335201        910     22700    SH         Other     1,2              22700
                                                           6143    153200    SH         Other     1               153200
Interpublic Group                  COM     460690100       1684     68000    SH         Other     1,2              68000
                                                           5259    212400    SH         Other     1               212400
Investors Title Company            COM     461804106        819     42200    SH         Other     1,2              42200
                                                           3821    196950    SH         Other     1               196950
Johnson and Johnson                COM     478160104       1421     27200    SH         Other     1                27200
Kaneb Services                     COM     484173109       6450    322500    SH         Other     1               322500
Lockheed Martin                    COM     539830109        205      2952    SH         Other     1                 2952
MBIA Inc.                          COM     55262C100       7547    133500    SH         Other     1               133500
Marriot International              COM     571903202       2557     67200    SH         Other     1                67200
Marsh & McLennan                   COM     571748102       3188     33000    SH         Other     1                33000
Martin Marietta Materials          COM     573284106       1658     42500    SH         Other     1,2              42500
                                                          18395    471680    SH         Other     1               471680
Massey Energy                      COM     576206106       3316    261100    SH         Other     1               261100
Merck                              COM     58155Q103       3045     60125    SH         Other     1                60125

                   Markel Gayner Asset Management Corporation
                                    FORM 13F

                                  June 30, 2002

                                                                                                          Voting Authority
                              Title of                 Value    Shares/  Sh/  Put/  Invstmt   Other     --------------------
  Name of Issuer                Class     Cusip       (x$1000)  Prn Amt  Prn  Call  Dscretn  Managers   Sole   Shared   None
----------------------------------------------------------------------------------------------------------------------------
Nike                            COM      654106103     1609     30000    SH          Other      1                30000
Penn National Gaming            COM      707569109     1125     62000    SH          Other      1,2              62000
                                                       2821    155400    SH          Other      1               155400
Pepsico                         COM      713448108     1644     34100    SH          Other      1                34100
Pfizer Inc                      COM      717081103     2042     58350    SH          Other      1                58350
Pharmacia & Upjohn              COM      71713U102     1270     33920    SH          Other      1                33920
Philip Morris, Inc.             COM      718154107     5180    118600    SH          Other      1               118600
Plains Resources Inc.           COM      726540503     1216     45440    SH          Other      1,2              45440
Plum Creek Lumber               COM      729237107      497     16187    SH          Other      1                16187
RLI Corporation                 COM      749607107     2362     46312    SH          Other      1,2              46312
                                                      14215    278721    SH          Other      1               278721
Schering Plough                 COM      806605101      922     37500    SH          Other      1                37500
ServiceMaster                   COM      817615107     2127    155000    SH          Other      1,2             155000
                                                       4518    329343    SH          Other      1               329343
Smithfield Foods                COM      832248108     1593     85900    SH          Other      1                85900
Southwest Airlines              COM      844741108      404     25000    SH          Other      1,2              25000
                                                       2117    131000    SH          Other      1               131000
State Street Corp               COM      857477103      447     10000    SH          Other      1,2              10000
                                                        912     20400    SH          Other      1                20400
United Dominion Realty Trust    COM      910197102      192     12200    SH          Other      1                12200
United Mobile Homes             COM      911024107      169     13000    SH          Other      1                13000
United Parcel Service           COM      911312106      617     10000    SH          Other      1,2              10000
                                                       3650     59100    SH          Other      1                59100
Valley National Bank            COM      919794107      578     20808    SH          Other      1,2              20808
                                                       1170     42097    SH          Other      1                42097
Vulcan Materials                COM      929160109      701     16000    SH          Other      1,2              16000
                                                       2566     58600    SH          Other      1                58600
Walt Disney Company             COM      254687106      945     50000    SH          Other      1,2              50000
                                                       2954    156315    SH          Other      1               156315
Washington Post Co              COM      939640108     1921      3525    SH          Other      1                 3525
Washington Real Estate
  Investm                       COM      939653101     2760     95500    SH          Other      1,2              95500
                                                      11664    403600    SH          Other      1               403600
Waste Management                COM      94106l109      651     25000    SH          Other      1,2              25000
                                                       5911    226936    SH          Other      1               226936
White Mountains                 COM      G9618E107       95       300    SH          Other      1,2                300
                                                      45892    145000    SH          Other      1               145000
Wyeth Inc.                      COM      026609107     1645     32120    SH          Other      1                32120
XL Capital                      COM      G3242A102    30421    359160    SH          Other      1,2             359160
                                                      19810    233889    SH          Other      1               233889
Zimmer Holdings Inc.            COM      98956P102       72      2030    SH          Other      1                 2030

REPORT SUMMARY                  109    DATA RECORDS  $593062                     2    OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: June 30, 2002
                                         -----------------

Check here if Amendment [_]; Amendment Number: ____
This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Markel Corporation
Address: 4521 Highwoods Pkwy
         Glen Allen, VA 23060

Form 13F File Number: 28-6647
                      --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Thomas S. Gayner
Title: Chief Investment Officer
Phone: 804-527-3806

Signature, Place, and Date of Signing:

Thomas S. Gayner              Richmond, VA                     8/8/02
----------------------     ----------------------------     -------------------
[Signature]                [City, State]                     [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number                             Name
--------------------                             ----
28-6056                             Markel Gayner Asset Management Corporation

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: June 30, 2002
                                         -----------------

Check here if Amendment [_]; Amendment Number: ____
This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Evanston Insurance Company
Address: Ten Parkway North
         Deerfield, IL 60015

Form 13F File Number: 28-6745
                      --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Anne Waleski
Title: Assistant Treasurer
Phone: 804-747-0136

Signature, Place, and Date of Signing:

Anne Waleski                  Richmond, VA                     8/8/02
----------------------     ----------------------------     -------------------
[Signature]                [City, State]                     [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number                             Name

--------------------                             ----
  28-6056                           Markel Gayner Asset Management Corporation